Inventories, Net	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Inventories, Net
Note 15 – Inventories, Net

	December 31,
	2 0 2 5	2 0 2 4	2 0 2 5
	NIS	NIS	US Dollars

Finished products	81,283	83,216	25,481
Inventory in transit	13,597	16,111	4,262
Less – Provision of slow-moving inventory	(806)	(1,093)	(253)
	94,074	98,234	29,490

The Company records a provision for slow moving inventory in respect of inventory items estimated by management not to be realized due to expiration date. The slow-moving inventory is based on the historic realization rate of the respective item as well as on management's estimate with respect to its future realization rate.